UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
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Check here if Amendment [ ]; Amendment Number:
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        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ryan Taylor
Title:  Authorized Signatory
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ Ryan Taylor                London, United Kingdom         August 14, 2012
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    [Signature]                     [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             1
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Form 13F Information Table Value Total:           $5,498
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                       Quarter Ended June 30, 2012

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                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
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CME GROUP INC            COM            12572Q105    5,498   20,505 SH       SOLE                20,505